COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES	21. COMMITMENTS AND CONTINGENCIES The Group did not have any significant capital or other commitments or guarantees or contingencies as of December 31, 2022 and 2023.